Pensions and Other Post Retirement Benefits - Expenses (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Pension Benefits
Analysis of amount charged to earnings:
Current service costs	$ 183	$ 165
Interest cost	(1)	(15)
Defined benefit plans expense	182	150
Defined contribution plans expense	8	56
Total benefit plans expense charged to earnings	190	206
Components of defined benefit costs recognized in Other Comprehensive Income:
Actuarial (gain) / loss arising from changes in experience	17	6
Actuarial gain arising from changes in financial assumptions	(57)	411
Actuarial gain arising from changes in demographic assumptions	(10)
Benefit Obligation loss (gain)	(50)	417
Return on plan assets greater / (less) than discount rate (excluding amounts included in net interest expense)	(715)	(433)
OCI disposed through divestiture		11
Effect of the asset ceiling		(197)
Plan assets (gain) / loss	(715)	(619)
Actuarial (gain) loss recognized in other comprehensive income	(765)	(202)
Other Post-Retirement Benefits
Analysis of amount charged to earnings:
Current service costs	13	12
Interest cost	25	26
Defined benefit plans expense	38	38
Total benefit plans expense charged to earnings	38	38
Components of defined benefit costs recognized in Other Comprehensive Income:
Actuarial (gain) / loss arising from changes in experience	(18)	3
Actuarial gain arising from changes in financial assumptions	11	29
Actuarial gain arising from changes in demographic assumptions	(4)
Benefit Obligation loss (gain)	(11)	32
Actuarial (gain) loss recognized in other comprehensive income	$ (11)	$ 32